CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 52,957	$ 40,133
Restricted cash	29,288	62,229
Restricted cash held by trustees	4,325	9,058
Trade receivables, net	108,842	89,377
Inventories	28,853	21,469
Other current assets	21,686	17,017
Total current assets	245,951	239,283
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	8,188	7,791
Other long-term receivables	1,258	436
Total long-term investments and receivables	9,446	8,227
PROPERTY AND EQUIPMENT, NET	82,246	80,837
INTANGIBLE ASSETS, NET	5,709	11,383
GOODWILL	43,468	43,468
Total assets	386,820	383,198
CURRENT LIABILITIES:
Current maturities of long-term loans	4,479	4,617
Trade payables	33,715	29,625
Accrued expenses	70,534	53,429
Advances from customers and deferred revenues	16,721	37,659
Advances from customers held by trustees	1,416	7,498
Other current liabilities	20,044	13,846
Total current liabilities	146,909	146,674
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	12,582	16,932
Accrued severance pay	7,999	7,485
Other long-term liabilities	1,008	2,281
Total long-term liabilities	21,589	26,698
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares at December 31, 2017 and 2016; Issued and outstanding: 54,737,267 and 54,592,667 shares at December 31, 2017 and 2016, respectively	2,601	2,593
Additional paid-in capital	921,726	920,162
Accumulated other comprehensive loss	(3,046)	(3,224)
Accumulated deficit	(702,959)	(709,705)
Total shareholders' equity	218,322	209,826
Total liabilities and shareholders' equity	$ 386,820	$ 383,198